Document and Entity Information	Jun. 05, 2023
Cover [Abstract]
Entity Registrant Name	DIEBOLD NIXDORF, Inc
Amendment Flag	false
Entity Central Index Key	0000028823
Document Type	8-K
Document Period End Date	Jun. 05, 2023
Entity Incorporation State Country Code	OH
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	50 Executive Parkway
Entity Address, Address Line Two	P.O. Box 2520
Entity Address, City or Town	Hudson
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44236
City Area Code	(330)
Local Phone Number	490-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, $1.25 par value per share
Trading Symbol	DBD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false